Convertible Debt – Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Debt – Related Party [Abstract]
Schedule of Convertible Debt	A continuity of the Company’s Convertible Debt is as follows:
2019 and 2020 Convertible Loans
Balance, December 31, 2021	$32,221
Accretion	1,768
Effects of currency translation	(1,808)
Balance, December 31, 2022	$32,181
Effects of currency translation	937
Balance, December 31, 2023	$33,118